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Pax Global Sustainable Infrastructure Fund
Investment Objective
The Global Sustainable Infrastructure Fund’s investment objective is capital appreciation and income.
Principal Investment Strategies

The Global Sustainable Infrastructure Fund follows a sustainable investing approach, using a systematic process to invest in sectors, industries and companies that the Adviser believes are positioned to provide infrastructure essential for the transition to a more sustainable global economy, integrating environmental, social and governance (ESG) analysis and ratings into portfolio construction.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that the Adviser determines derive significant revenues from owning, operating, developing or distributing sustainable infrastructure-related goods, services or assets. The Adviser defines “sustainable infrastructure” to mean infrastructure that conserves, enables or increases access to vital resources such as clean energy, water, food and agriculture, including resource and waste management, as well as other societal resources such as healthcare, education, finance, transportation, and data and communications that advance social well-being.

Under normal market conditions, the Fund will invest in companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets. The portfolio may be significantly overweight in certain sectors, including industrials and utilities, relative to the broader equity market. While the Fund is not limited to equity securities that pay dividends, the Adviser expects that the Fund’s portfolio will normally have a higher dividend yield than the broader equity market.

For U.S. companies, the Fund generally reflects the Impax Sustainability Score, a fundamental, bottom-up rating by the Adviser of a company’s ESG profile. The score emphasizes management of ESG-related risks, incorporates ESG trends (taking into account progress or regression in a company’s ESG profile) and takes into account any involvement by the company in significant ESG-related controversies.

For non-U.S. companies or when an Impax Sustainability Score is not available, the Fund will generally reflect ESG research or ratings provided by Sustainalytics, a Morningstar company whose ESG Risk Ratings measure the degree to which a company’s value is at risk based on ESG factors -- in other words, the magnitude of a company’s unmanaged ESG risk. When neither an Impax Sustainability Score nor a Sustainalytics ESG Risk Rating is available, the Fund will reflect proprietary ESG research conducted by the Adviser.

Under normal market conditions, the Fund is expected to be fossil fuel-free - not invested in securities of companies that the Adviser determines derive revenues or profits from exploration, production, refining or processing of thermal coal, oil or gas, or significant (generally more than 5%) revenues or profits from storage, distribution or power generation from the same.

Average Annual Total Returns - Pax Global Sustainable Infrastructure Fund		1 Year	Since Inception	Inception Date
Institutional Class	[1]	14.54%	13.10%	Dec. 16, 2016
Institutional Class | After Taxes on Distributions	[1]	13.29%	11.97%	Dec. 16, 2016
Institutional Class | After Taxes on Distributions and Sales	[1]	8.80%	10.04%	Dec. 16, 2016
Investor Class	[1]	14.25%	12.80%	Dec. 16, 2016
S&P Global Infrastructure Index (reflects no deduction for fees, expenses or taxes)	[2],[3]	(5.76%)	6.85%	Dec. 16, 2016
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[3],[4]	20.96%	16.08%	Dec. 16, 2016
Lipper Equity Income Funds Index	[3],[5]	4.72%	9.27%	Dec. 16, 2016
[1]	The Fund’s inception date is December 16, 2016. For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[2]	The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities.
[3]	Unlike the Global Sustainable Infrastructure Fund, the S&P Global Infrastructure Index, the Russell 1000 Index and the Lipper Equity Income Funds Index are not investments, are not professionally managed and have no policy of sustainable investing. One cannot invest directly in any index.
[4]	The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization. It is a subset of the Russell 3000 Index, which measures the largest 3,000 companies. The Russell 1000 Index is comprised of over 90% of the total market capitalization of all listed U.S. stocks.
[5]	Lipper Equity Income Funds Index tracks the results of the 30 largest mutual funds in the Lipper Equity Income Funds Index Average. The Lipper Equity Income Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that by prospectus language and portfolio practice, seek relatively high current income and growth of income by investing at least 65% of their portfolio in dividend-paying equity securities. The Lipper Equity Income Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator. The Lipper Equity Income Funds Index reflects deductions for fees and expenses of the constituent funds.

Pax International Sustainable Economy Fund
Average Annual Total Returns - Pax International Sustainable Economy Fund		1 Year	5 Years	Since Inception	Inception Date
Institutional Class	[1]	10.78%	7.56%	5.67%	Jan. 27, 2011
Institutional Class | After Taxes on Distributions	[1]	9.84%	6.73%	4.77%	Jan. 27, 2011
Institutional Class | After Taxes on Distributions and Sales	[1]	6.31%	5.65%	4.14%	Jan. 27, 2011
Investor Class	[1],[2]	10.51%	7.30%	5.41%	Mar. 31, 2014
MSCI EAFE (Net) Index (reflects no deduction for fees, expenses or taxes)	[3],[4]	7.82%	7.45%	5.18%	Jan. 27, 2011
MSCI EAFE ESG Leaders (Net) Index (reflects no deduction for fees, expenses or taxes)	[4],[5]	10.45%	7.78%	6.07%	Jan. 27, 2011
Lipper International Large-Cap Core Funds Index	[4],[6]	5.04%	6.64%	4.36%	Jan. 27, 2011
[1]	The Fund’s inception date is January 27, 2011. For more recent month-end performance data, please visit
[2]	Inception of Investor Class shares is March 31, 2014. The returns shown for Investor Class shares for the period prior to Investor Class shares inception are those of the Predecessor Fund. These returns have been adjusted to reflect the expenses allocable to Investor Class shares.
[3]	The MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Performance for the MSCI EAFE Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.
[4]	Unlike the International Sustainable Economy Fund, the MSCI EAFE ESG Leaders Index, the MSCI EAFE Index and the Lipper International Large-Cap Core Funds Index are not investments and are not professionally managed. One cannot invest directly in any index.
[5]	The MSCI EAFE ESG Leaders Index is an index of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high sustainability or environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest). Performance for the MSCI EAFE ESG Leaders Index is shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.
[6]	The Lipper International Large-Cap Core Funds Index tracks the results of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI. The Lipper International Large-Cap Core Funds Index is not what is typically considered to be an “index” because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator. The Lipper International Large-Cap Core Funds Index reflects deductions for fees and expenses of the constituent funds.

Pax High Yield Bond Fund

Under normal market conditions, the Fund is expected to be fossil fuel-free - not invested in securities of companies that the Adviser determines derive revenues or profits from exploration, production, refining or processing of thermal coal, oil or gas, or significant (generally more than 5%) revenues or profits from storage, distribution or power generation from the same.